INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$395,019	$—
Deferred	(109,249)	(84,534)

State and Local
Current	—	—
Deferred	(64,545)	—
Change in valuation allowance	173,794	84,534
Income tax provision	$395,019	$—

Schedule of net deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$—	$30,909
Startup/Organizational expenses	258,742	54,038
Total deferred tax assets	258,742	84,947
Valuation allowance	(258,742)	(84,947)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,	December 31,
	2022	2021

Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	6.98%	0.00%
M&A expenses	87.0%	0.00%
Franchise tax interest	0.07%	0.00%
Valuation allowance	67.10%	(21.00)%
Income tax provision	182.20%	0.00%